Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2020
Subsequent Event [Line Items]
Schedule Of Pro Forma Basis Adjustment On Stockholders Equity [Table Text Block]
The following table sets forth the Company’s total stockholders’ equity as reported as of September 30, 2020 and as adjusted on a pro forma basis to reflect the recently completed private placement (amounts in thousands):

Total stockholders’ equity as of September 30, 2020	$3,197
Net proceeds from October 2020 private placement	3,244

Pro forma total stockholders’ equity as of September 30, 2020	$6,441